Subsequent Events (FY) (Details)					1 Months Ended
	Oct. 20, 2021 USD ($) $ / shares shares	Mar. 15, 2021 $ / shares shares	Mar. 15, 2021 $ / shares shares	Mar. 01, 2021 USD ($) $ / shares shares	Oct. 20, 2021 USD ($) $ / shares shares	Mar. 01, 2021 USD ($) $ / shares shares	Feb. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2020 Agreement
Subsequent Events (Details) [Line Items]
Number of forward purchase agreements | Agreement								2
Capital amount | $							$ 160,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Capital amount | $							$ 160,000,000
Redeemable Warrants [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase of ordinary shares (in shares)						5,766,666	4,333,333
Number of securities called by each unit (in shares)				0.33		0.33	0.33
Number of shares included in unit (in shares)				0.33		0.33	0.33
Redeemable Warrants [Member] | Sponsor and Dynamo Master Fund [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of securities called by each unit (in shares)	0.33				0.33
Number of shares included in unit (in shares)	0.33				0.33
Redeemable Warrants [Member] | Beauty Ventures [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of securities called by each unit (in shares)	0.33				0.33
Number of shares included in unit (in shares)	0.33				0.33
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Purchase of ordinary shares (in shares)				17,300,000			13,000,000
Purchase price | $				$ 173,000,000			$ 130,000,000
Purchase price per unit (in dollars per share) | $ / shares				$ 10.00		$ 10.00	$ 10.00
Number of securities called by each unit (in shares)				1		1	1
Number of shares included in unit (in shares)				1		1	1
Number of securities called by each warrant (in shares)				1		1	1
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase of ordinary shares (in shares)						17,300,000	13,000,000
Purchase price | $						$ 173,000,000	$ 130,000,000
Purchase price per unit (in dollars per share) | $ / shares				$ 10.00		$ 10.00	$ 10.00
Number of securities called by each unit (in shares)				1		1	1
Number of shares included in unit (in shares)				1		1	1
Class A Ordinary Shares [Member] | Sponsor and Dynamo Master Fund [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase of ordinary shares (in shares)	16,000,000
Purchase price | $	$ 160,000,000
Purchase price per unit (in dollars per share) | $ / shares	$ 10.00				$ 10.00
Number of securities called by each unit (in shares)	1				1
Number of shares included in unit (in shares)	1				1
Number of securities called by each warrant (in shares)	1				1
Class A Ordinary Shares [Member] | Beauty Ventures [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase of ordinary shares (in shares)	17,300,000				17,300,000
Purchase price | $	$ 173,000,000				$ 173,000,000
Purchase price per unit (in dollars per share) | $ / shares	$ 10.00				$ 10.00
Number of securities called by each unit (in shares)	1				1
Number of shares included in unit (in shares)	1				1
Number of securities called by each warrant (in shares)	1				1
Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Dividend share (in dollars per share) | $ / shares			$ 0.2
Common stock, shares outstanding (in shares)		8,625,000	8,625,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Dividend share (in dollars per share) | $ / shares		$ 0.2
Common stock, shares outstanding (in shares)		8,625,000	8,625,000